UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement.  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart Pistol
Title:     Chief Financial Officer
Phone:     (973) 921-2210

Signature, Place, and Date of Signing:

                                    Short Hills, NJ           2/13/06
    -------------------------       ---------------           -------
          [Signature]               [City, State]             Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            ---

Form 13F Information Table Entry Total:     61
                                            --

Form 13F Information Table Value Total:    $ 433,586
                                           ---------
                                           (thousands)

List of Other Included Managers  NONE


        COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
        --------                  --------    --------   --------        --------       --------    --------       --------
                                  TITLE OF                 VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER                CLASS       CUSIP     (x$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
     --------------                ------      -----     --------    -------  --- ----  ----------  --------   ----  ------ ----

Alleghany Corp. DEL                  COM       017175100    2,668       9,393  SH        SOLE                   9,393
American Eagle Outfitters, Inc.      COM       02553E106    5,630     245,000  SH        SOLE                 245,000
American Elec Pwr Inc.               COM       025537101    5,564     150,000  SH        SOLE                 150,000
American International Group, Inc.   COM       026874107   18,422     270,000  SH        SOLE                 270,000
Andrew Corp.                         COM       034425108    5,258     490,000  SH        SOLE                 490,000
Astoria Financial Corp               COM       046265104    5,292     180,000  SH        SOLE                 180,000
Autoliv Inc.                         COM       052800109    2,498      55,000  SH        SOLE                  55,000
Autozone Inc.                        COM       053332102    5,276      57,500  SH        SOLE                  57,500
BNCCORP Inc.                         COM       055936108    1,833     143,750  SH        SOLE                 143,750
Belden CDT Inc.                      COM       077454106    8,121     332,400  SH        SOLE                 332,400
Cablevision Systems Corp.            CL A NY
                                     CABLVS    12686C109    2,347     100,000  SH        SOLE                 100,000
Centennial Bank Holdings Inc.        COM       151345303   11,781     952,400  SH        SOLE                 952,400
City Investing Co. Liq Tr            Unit
                                     Ben Int   177900107       40     362,600  SH        SOLE                 362,600
Comcast Corp. New                    CL A SPL  20030N200    5,138     200,000  SH        SOLE                 200,000
Conseco Inc.                         PFD B
                                     CV 5.50%  208464867    2,838     100,000  SH        SOLE                 100,000
Conseco Inc                          COM NEW   208464883   25,516   1,101,273  SH        SOLE               1,101,273
Delphi Corp.                         COM       247126105    1,106   3,800,000  SH        SOLE               3,800,000
Duckwall-Alco Stores, Inc.           COM       264142100    3,669     160,656  SH        SOLE                 160,656
Enstar Group Inc GA                  COM       29358R107    6,871     103,715  SH        SOLE                 103,715
Farmer Bros Co.                      COM       307675108    5,694     294,405  SH        SOLE                 294,405
Florida East Coast Industries Inc.   COM       340632108   16,190     382,100  SH        SOLE                 382,100
Foot Locker Inc.                     COM       344849104    2,359     100,000  SH        SOLE                 100,000
Franklin Bank Corp. DEL              COM       352451108   11,064     615,000  SH        SOLE                 615,000
Goodyear Tire & Rubber Co            COM       382550101    6,865     395,000  SH        SOLE                 395,000
Guidant Corp.                        COM       401698105    6,475     100,000  SH        SOLE                 100,000
Healthsouth Corp.                    COM       421924101    1,250     255,000  SH        SOLE                 255,000
Hearst-Argyle Television, Inc.       COM       422317107    5,963     250,000  SH        SOLE                 250,000
Honeywell International Inc.         COM       438516106    5,588     150,000  SH        SOLE                 150,000
Hovnanian Enterprises Inc.           CL A      442487203    2,482      50,000  SH        SOLE                  50,000
Hudson City Bancorp                  COM       443683107   19,392   1,600,000  SH        SOLE               1,600,000
IKON Office Solutions, Inc.          COM       451713101   16,708   1,605,000  SH        SOLE               1,605,000
Johnson Outdoors Inc.                CL A      479167108    5,490     324,100  SH        SOLE                 324,100
Keweenaw Land Association Ltd.       COM       493026108    1,122       7,100  SH        SOLE                   7,100
Knight Capital Group Inc.            CL A      499005106    4,945     500,000  SH        SOLE                 500,000
Liberty Media Corp. New              COM SER A 530718105    8,342   1,060,000  SH        SOLE               1,060,000
Limited Brands, Inc.                 COM       532716107    6,705     300,000  SH        SOLE                 300,000
Lydall Inc Del                       COM       550819106      725      88,900  SH        SOLE                  88,900
MVC Capital Inc.                     COM       553829102   10,687     999,700  SH        SOLE                 999,700
Magellan Health Services, Inc.       COM NEW   559079207    2,044      65,000  SH        SOLE                  65,000
MarkWest Hydrocarbon Inc.            COM       570762104    8,804     400,000  SH        SOLE                 400,000
Medallion Financial Corp.            COM       583928106    4,849     430,600  SH        SOLE                 430,600
Newkirk Realty Trust Inc.            COM       651497109    1,319      85,100  SH        SOLE                  85,100
Northwest Bancorp Inc Pa             COM       667328108    2,126     100,000  SH        SOLE                 100,000
Novoste Corp.                        COM NEW   67010C209      293     132,062  SH        SOLE                 132,062
Oglebay Norton Co.                   COM       677007205    1,901     155,213  SH        SOLE                 155,213
Oglebay Norton Co.                   PFD A CV  677007304    7,076     464,000  SH        SOLE                 464,000
PNC Financial Services Group Inc.    COM       693475105   29,913     483,800  SH        SOLE                 483,800
Pfizer Inc.                          COM       717081103    7,812     335,000  SH        SOLE                 335,000
Providian Financial Corp.            NOTE 2/1  74406AAB8    4,928   9,000,000 PRN        SOLE               9,000,000
Prudential Bancorp Inc. PA           COM       744319104    2,329     196,500  SH        SOLE                 196,500
Rome Bancorp Inc. New                COM       77587P103    1,084     100,000  SH        SOLE                 100,000
Rotech Healthcare Inc.               COM       778669101    3,143     187,500  SH        SOLE                 187,500
Saks Inc.                            COM       79377W108    4,670     277,000  SH        SOLE                 277,000
Sears Holdings Corp.                 COM       812350106   28,429     246,077  SH        SOLE                 246,077
Sovereign Bancorp, Inc.              COM       845905108    3,892     180,000  SH        SOLE                 180,000
Tarragon Corp.                       COM       876287103    2,190     106,200  SH        SOLE                 106,200
TYCO International Ltd. New          COM       902124106   28,860   1,000,000  SH        SOLE               1,000,000
USA Mobility, Inc.                   COM       90341G103    9,673     348,954  SH        SOLE                 348,954
United Indl Corp.                    COM       910671106    8,274     200,000  SH        SOLE                 200,000
Walter Inds Inc.                     COM       93317Q105   10,024     201,600  SH        SOLE                 201,600
Warwick Valley Tel Co                COM       936750108    2,039     106,800  SH        SOLE                 106,800
